DEFERRED TAX (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DEFERRED TAX (Details) [Line Items]
Applicable tax rate	19.25%	20.00%	20.25%
Decrease (Increase) In Accumulated Deferred Tax Recognised In Income Due To ChangeIn Tax Rate	£ 9
Deferred Tax Impact of Re-Measurement in Other Comprehensive Income	22
Deferred tax assets in respect of trading losses carried forward	4,034	£ 4,298
Deferred Tax Assets Not Recognised Trading Losses Carried Forward	470	636
Deferred Tax Assets Not Recognised Capital Losses Carried Forward	76	92
UK Tax Losses	404
Deferred Tax Assets Not Recognised Unrelieved Foreign Tax Carried Forward	£ 46	46
Current year [Member]
DEFERRED TAX (Details) [Line Items]
Applicable tax rate	19.00%
1 April 2020 [Member]
DEFERRED TAX (Details) [Line Items]
Applicable tax rate	17.00%
20 Years [Member]
DEFERRED TAX (Details) [Line Items]
Deferred Tax Assets Not Recognised Trading Losses Carried Forward	£ 35	63
Deferred Tax Assets, Expiration Term	20 years
No Expiration [Member]
DEFERRED TAX (Details) [Line Items]
Deferred Tax Assets Not Recognised Trading Losses Carried Forward	£ 56	£ 56
Finance Act 2016 [Member]
DEFERRED TAX (Details) [Line Items]
Tax rate effect from change in tax rate	25.00%